UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:4/30/09

Item 1.  Reports to Stockholders.

Annual Report

April 30, 2009

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA/SIPC Member

To: Shareholders of Pacific Financial Mutual Funds

April 30, 2009

I would like to thank you for your confidence and loyalty to our funds.  We are approaching the second anniversary of the formation of our fund family, and we are pleased with how things have been going.

These funds came into existence just in time to participate in one of the most serious economic downturns in the last 70 years.  Times were tough, but our funds did well. The performance of our funds has been in line with our expectations.  We are particularly pleased with the risk vs. return numbers.

Once again, thank you for participating in our mutual fund family.  We look forward to a long and prosperous relationship.

James C. McClendon, C.E.O. & Senior Portfolio Manager

Pacific Financial Mutual Funds

Mutual Funds Involve Risk Including Possible Loss of Principal.

An investor should carefully consider the investment objective, risks, charges, and expenses of the Pacific Financial family of Funds before investing. This and other information about the Pacific Financial family of Funds is contained in the prospectus, which can be obtained by calling 1-800-451-TPFG.  Please read the prospectus carefully before investing.  The Pacific Financial family of Funds are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

0791-NLD-06/26/2009

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW
April 30, 2009 (unaudited)

The Fund's performance figures* for the year ending April 30, 2009, compared to its benchmarks:

	One Year	Inception ** - April 30, 2009
Pacific Financial Core Equity Fund - Institutional Class	-38.94%	-26.94%
Pacific Financial Core Equity Fund - Investor Class	n/a	-6.49%
S&P 500 Total Return Index	-35.31%	-24.39%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** The inception date for the Institutional Class is July 2, 2007 and the inception date for the Investor Class is January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Equity Exchange Traded Funds	88.21%
Other, Cash & Cash Equivalents Less Liabilities	11.79%
100.00%

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW
April 30, 2009 (unaudited)

The Fund's performance figures* for the year ending April 30, 2009, compared to its benchmarks:

	One Year	Inception ** - April 30, 2009
Pacific Financial Explorer Fund - Institutional Class	-33.84%	-23.67%
Pacific Financial Explorer Fund - Investor Class	n/a	-4.99%
S&P 500 Total Return Index	-35.31%	-24.39%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** The inception date for the Institutional Class is July 2, 2007 and the inception date for the Investor Class is January 2, 2009.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Index Funds	44.80%
Debt Mutual Funds	14.98%
Technology	9.98%
Consumer Goods / Staples	9.94%
Telecommunications	5.02%
Materials	5.00%
Health & Biotechnology	4.86%
Commodity	2.41%
Other, Cash & Cash Equivalents Less Liabilities	3.01%
100.00%

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW
April 30, 2009 (unaudited)

The Fund's performance figures* for the year ending April 30, 2009, compared to its benchmarks:

	One Year	Inception ** - April 30, 2009
Pacific Financial International Fund - Institutional Class	-53.93%	-34.94%
Pacific Financial International Fund - Investor Class	n/a	-20.00%
MSCI EAFE Index	-42.76%	-28.02%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** The inception date for the Institutional Class is July 2, 2007 and the inception date for the Investor Class is January 2, 2009.

The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
International	74.48%
Switzerland	4.24%
Canada	2.66%
Australia	2.60%
Other, Cash & Cash Equivalents Less Liabilities	16.02%
100.00%

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW
April 30, 2009 (unaudited)

The Fund's performance figures* for the year ending April 30, 2009, compared to its benchmarks:

	One Year	Inception ** - April 30, 2009
Pacific Financial Strategic Conservative Fund - Institutional Class	-4.27%	-1.44%
Pacific Financial Strategic Conservative Fund - Investor Class	n/a	-1.84%
Barclays Intermediate Government Index	6.65%	8.89%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** The inception date for the Institutional Class is July 2, 2007 and the inception date for the Investor Class is January 2, 2009.

The Barclays Intermediate Government Index is an unmanaged index that tracks the performance of intermediate US government securities.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Debt Mutual Funds	37.93%
Other, Cash & Cash Equivalents Less Liabilities	62.07%
100.00%

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW
April 30, 2009 (unaudited)

The Fund's performance figures* for the year ending April 30, 2009, compared to its benchmarks:

	One Year	Inception ** - April 30, 2009
Pacific Financial Tactical Fund - Institutional Class	-3.03%	-2.83%
Pacific Financial Tactical Fund - Investor Class	n/a	-0.22%
90 Day Treasury Bill Index	1.13%	2.47%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** The inception date for the Institutional Class is July 2, 2007 and the inception date for the Investor Class is January 2, 2009.

The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Debt Mutual Funds	63.82%
Asset Allocation Funds	6.30%
Debt Mutual Funds	10.91%
Other, Cash & Cash Equivalents Less Liabilities	18.97%
100.00%

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS			April 30, 2009
% of
Net Assets	Description	Shares	Value
88.21%	EXCHANGE TRADED FUNDS
88.21%	EQUITY FUNDS
	DIAMONDS Trust Series I	44,779	$ 3,657,101
	iShares S&P 100 Index Fund	90,822	3,697,364
	iShares S&P MidCap 400 Index Fund	46,339	2,588,033
	iShares S&P SmallCap 600 Index Fund	91,567	3,938,297
	SPDR Trust Series 1	14,261	1,248,550
	Vanguard Large Cap ETF	94,601	3,751,876
	Vanguard Total Stock Market ETF	114,456	5,022,329
	Total Exchange Traded Funds
	(Cost $22,833,916)		23,903,550

10.98%	SHORT-TERM INVESTMENTS
10.98%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.19% *	2,974,582	2,974,582
	(Cost $2,974,582)

99.19%	TOTAL INVESTMENTS		$ 26,878,132
	(Cost $25,808,498) (a)

0.81%	ASSETS IN EXCESS OF OTHER LIABILITIES		220,338

100.00%	TOTAL NET ASSETS		$ 27,098,470

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,901,679 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 472,681
	Unrealized depreciation		(496,228)
	Net unrealized depreciation		$ (23,547)
* Money market fund; interest rate reflects seven day effective yield on April 30, 2009

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS			April 30, 2009
% of
Net Assets	Description	Shares	Value
82.01%	EXCHANGE TRADED FUNDS
2.41%	COMMODITY
	iShares COMEX Gold Trust *	2,261	$ 197,476

9.94%	CONSUMER GOODS / STAPLES
	Consumer Staples Select Sector SPDR Fund	18,446	405,812
	Vanguard Consumer Discretionary ETF	11,275	406,238
			812,050
4.86%	HEALTH & BIOTECHNOLOGY
	iShares Nasdaq Biotechnology Index Fund	6,059	396,804

44.80%	INDEX
	iShares Dow Jones US Index Fund	56,668	2,444,091
	iShares Russell Midcap Index Fund	19,464	1,215,916
			3,660,007
5.00%	MATERIALS
	Materials Select Sector SPDR Fund	15,898	408,102

9.98%	TECHNOLOGY
	Technology Select Sector SPDR Fund	23,690	408,652
	Vanguard Information Technology ETF	10,225	406,853
			815,505
5.02%	TELECOMMUNICATIONS
	iShares Dow Jones US Telecommunications Sector Index Fund	23,814	410,077

	TOTAL EXCHANGE TRADED FUNDS		6,700,021
	(Cost $6,342,652)

14.98%	OPEN ENDED MUTUAL FUNDS
14.98%	DEBT MUTUAL FUNDS
	Harbor Bond Fund	35,458	407,772
	PIMCO Total Return Fund	79,816	815,724
	TOTAL OPEN ENDED MUTUAL FUNDS		1,223,496
	(Cost $1,198,920)

12.70%	SHORT-TERM INVESTMENTS
12.70%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.19% **	1,037,586	1,037,586
	(Cost $1,037,586)

109.69%	TOTAL INVESTMENTS		$ 8,961,103
	(Cost $8,579,158) (a)

-9.69%	LIABILITIES IN EXCESS OF OTHER ASSETS		(791,825)

100.00%	TOTAL NET ASSETS		$ 8,169,278

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 8,581,950 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 385,885
	Unrealized depreciation		(6,732)
	Net unrealized appreciation		$ 379,153
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on April 30, 2009

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS			April 30, 2009
% of
Net Assets	Description	Shares	Value
83.98%	EXCHANGE TRADED FUNDS
2.60%	AUSTRALIA
	CurrencyShares Australian Dollar Trust	1,333	$ 97,082

2.66%	CANADA
	CurrencyShares Canadian Dollar Trust	1,185	99,256

74.48%	INTERNATIONAL
	CurrencyShares Euro Trust	1,183	156,582
	iShares MSCI EAFE Growth Index	21,052	877,447
	iShares MSCI EAFE Index Fund	19,730	827,082
	iShares MSCI EAFE Value Index	23,823	920,997
			2,782,108
4.24%	SWITZERLAND
	CurrencyShares Swiss Franc Trust	1,811	158,408

	TOTAL EXCHANGE TRADED FUNDS		3,136,854
	(Cost $2,973,579)

16.32%	SHORT-TERM INVESTMENTS
16.32%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.19% *	609,564	609,564
	(Cost $609,564)

100.30%	TOTAL INVESTMENTS		$ 3,746,418
	(Cost $3,583,143) (a)

-0.30%	LIABILITIES IN EXCESS OF OTHER ASSETS		(11,341)

100.00%	TOTAL NET ASSETS		$ 3,735,077

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 3,624,466 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 121,952
	Unrealized depreciation		-
	Net unrealized appreciation		$ 121,952

* Money market fund; interest rate reflects seven day effective yield on April 30, 2009

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS			April 30, 2009
% of
Net Assets	Description	Shares	Value
37.93%	OPEN ENDED MUTUAL FUNDS
37.93%	DEBT MUTUAL FUNDS
	American Century Government Bond Fund	146,740	$ 1,640,555
	RidgeWorth US Government Securities Fund	167,233	1,822,839
	Value Line US Government Securities Fund, Inc.	136,827	1,640,556
	Vanguard Intermediate-Term Treasury Fund	156,175	1,822,565
	Total Open Ended Mutual Funds		6,926,515
	(Cost $6,951,495)

25.74%	SHORT-TERM INVESTMENTS
25.74%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.19% *	4,700,704	4,700,704
	(Cost $4,700,704)

63.67%	TOTAL INVESTMENTS		$ 11,627,219
	(Cost $11,652,199) (a)

36.33%	ASSETS IN EXCESS OF OTHER LIABILITIES		6,635,292

100.00%	TOTAL NET ASSETS		$ 18,262,511

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 11,658,814 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ -
	Unrealized depreciation		(31,595)
	Net unrealized depreciation		$ (31,595)
* Money market fund; interest rate reflects seven day effective yield on April 30, 2009

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS			April 30, 2009
% of
Net Assets	Description	Shares	Value
70.12%	EXCHANGE TRADED FUNDS
6.30%	ASSET ALLOCATION EXCHANGE TRADED FUNDS
	CurrencyShares Swiss Franc Trust	15,335	1,341,352

63.82%	DEBT EXCHANGE TRADED FUNDS
	iShares Barclays 1-3 Year Treasury Bond Fund	43,521	3,657,505
	iShares Barclays 7-10 Year Treasury Bond Fund	9,863	923,867
	iShares Barclays Aggregate Bond Fund	15,022	1,526,836
	iShares Barclays Credit Bond Fund	10,459	978,126
	iShares Barclays Intermediate Credit Bond Fund	8,095	775,096
	iShares Barclays MBS Bond Fund	18,216	1,927,799
	iShares Barclays Short Treasury Bond Fund	25,913	2,858,204
	iShares Barclays TIPS Bond Fund	9,272	931,280
			13,578,713

	Total Exchange Traded Funds		14,920,065
	(Cost $14,910,173)

10.91%	OPEN ENDED MUTUAL FUNDS
10.91%	DEBT MUTUAL FUNDS
	PIMCO Total Return Fund	227,232	2,322,311
	(Cost $2,298,730)

18.70%	SHORT-TERM INVESTMENTS
18.70%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.19% *	3,979,813	3,979,813
	(Cost $3,979,813)

99.73%	TOTAL INVESTMENTS		$ 21,222,189
	(Cost $21,188,716) (a)

0.27%	ASSETS IN EXCESS OF OTHER LIABILITIES		56,851

100.00%	TOTAL NET ASSETS		$ 21,279,040

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 21,212,320 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 52,840
	Unrealized depreciation		(42,971)
	Net unrealized appreciation		$ 9,869

* Money market fund; interest rate reflects seven day effective yield on April 30, 2009

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2009

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Assets:
Investments in securities, at cost	$ 25,808,498	$ 8,579,158	$ 3,583,143	$ 11,652,199	$ 21,188,716
Investments in securities, at value	$ 26,878,132	$ 8,961,103	$ 3,746,418	$ 11,627,219	$ 21,222,189
Receivable for securities sold	-	997,358	-	11,364,231	-
Interest and dividends receivable	6,607	4,487	85	836	12,248
Receivable for fund shares sold	267,249	58,594	-	134,770	253,867
Prepaid expenses and other assets	5,706	5,118	3,802	5,657	4,952
Total Assets	27,157,694	10,026,660	3,750,305	23,132,713	21,493,256

Liabilities:
Payable for securities purchased	-	1,832,722	-	4,786,962	-
Payable for fund shares redeemed	901	763	-	39,196	160,852
Investment advisory fees payable	19,860	6,310	2,765	13,612	16,549
Fees payable to other affiliates	14,718	5,215	2,716	11,036	13,028
Distribution (12b-1) fees payable	4,982	1,586	691	3,427	4,143
Accrued expenses and other liabilities	18,763	10,786	9,056	15,969	19,644
Total Liabilities	59,224	1,857,382	15,228	4,870,202	214,216

Net Assets	$ 27,098,470	$ 8,169,278	$ 3,735,077	$ 18,262,511	$ 21,279,040

Net Assets:
Paid in capital ($0 par value, unlimited
shares authorized)	38,708,642	12,714,624	9,140,003	20,111,283	22,793,003
Accumulated undistributed net investment
income	9,170	(12,310)	-	-	(411,232)
Accumulated net realized loss on investments	(12,688,976)	(4,914,981)	(5,568,201)	(1,823,792)	(1,136,204)
Net unrealized depreciation on investments	1,069,634	381,945	163,275	(24,980)	33,473

Net Assets	$ 27,098,470	$ 8,169,278	$ 3,735,077	$ 18,262,511	$ 21,279,040

Net Asset Value Per Share
Institutional Class Shares
Net assets	$ 27,059,923	$ 8,150,517	$ 3,735,069	$ 18,208,786	$ 21,259,026
Shares of Beneficial Interest Outstanding	4,810,011	1,336,348	873,646	2,001,845	2,299,224
Net asset value, offering and redemption
price per share (a)	$ 5.63	$ 6.10	$ 4.28	$ 9.10	$ 9.25

Investor Class Shares
Net assets	$ 38,547	$ 18,761	$ 8	$ 53,725	$ 20,014
Shares of Beneficial Interest Outstanding	6,862	3,078	2	5,912	$ 2,166
Net asset value, offering and redemption
price per share (a,b)	$ 5.62	$ 6.09	$ 4.28	$ 9.09	$ 9.24

(a)	Shares redeemed within 60 days are subject to a 2.00% redemption fee.
(b)	The NAV reported represents the traded NAV at April 30, 2009

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2009

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Investment Income:
Dividend	$ 425,836	$ 233,388	$ 232,937	$ 721,227	$ 628,753
Interest	6,516	5,669	5,250	8,447	22,857
Total Investment Income	432,352	239,057	238,187	729,674	651,610

Expenses:
Investment advisory fees	193,573	89,875	72,737	161,271	198,853
Administration service fees	118,486	53,250	42,643	89,877	116,430
Distribution (12b-1) fees - Institutional Class	48,388	22,466	18,184	40,310	49,711
Distribution (12b-1) fees - Investor Class	23	11	-	32	8
Custodian fees	22,146	22,709	11,276	16,336	17,022
Professional fees	15,891	10,592	7,059	19,518	23,299
Registration fees	13,121	12,930	12,317	13,017	12,294
Compliance officer fees	8,644	4,653	2,183	6,241	10,312
Trustees' fees and expenses	8,450	8,784	8,664	7,897	8,719
Printing and postage expense	2,303	1,323	373	1,741	3,068
Insurance expense	1,097	507	420	621	751
Miscellaneous expenses	2,251	2,019	1,456	2,346	2,454
Total Expenses	434,373	229,119	177,312	359,207	442,921
Less: Advisory fees waived	(11,554)	(8,688)	(7,153)	(5,196)	(3,044)
Net Expenses	422,819	220,431	170,159	354,011	439,877

Net Investment Income (Loss)	9,533	18,626	68,028	375,663	211,733

Realized and Unrealized
Gain (Loss) on Investments
Net realized loss from investments	(10,807,014)	(3,492,869)	(4,629,235)	(1,672,758)	(932,231)
Distributions received from underlying
investment companies	-	-	-	38,246	18,933
Total realized loss	(10,807,014)	(3,492,869)	(4,629,235)	(1,634,512)	(913,298)
Net change in unrealized appreciation /
(depreciation) on investments	2,183,943	28,733	(318,513)	104,200	(24,947)
Net Realized and Unrealized Loss	(8,623,071)	(3,464,136)	(4,947,748)	(1,530,312)	(938,245)

Net Decrease in Net Assets
Resulting From Operations	$ (8,613,538)	$ (3,445,510)	$ (4,879,720)	$ (1,154,649)	$ (726,512)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	April 30, 2009**	April 30, 2008 *	April 30, 2009**	April 30, 2008 *	April 30, 2009**	April 30, 2008 *
Operations:
Net investment income (loss)	$ 9,533	$ (74,587)	$ 18,626	$ (125,440)	$ 68,028	$ 27,484
Net realized loss from investments	(10,807,014)	(1,881,962)	(3,492,869)	(1,453,048)	(4,629,235)	(472,770)
Net change in unrealized appreciation /
(depreciation) on investments	2,183,943	(1,114,309)	28,733	353,212	(318,513)	481,788
Net Increase / (Decrease) in Net Assets
Resulting From Operations	(8,613,538)	(3,070,858)	(3,445,510)	(1,225,276)	(4,879,720)	36,502

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	-	-	-	-	-	(123,185)
Net Realized Gains:
Institutional Class	-	-	-	-	-	(589,047)
Total Distributions to Shareholders	-	-	-	-	-	(712,232)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	41,842,534	36,448,793	19,403,543	23,560,449	16,448,277	22,228,607
Investor Class	35,887	-	17,948	-	10	-
Reinvestment of dividends and distributions
Institutional Class	-	-	-	-	-	712,018
Redemption fee proceeds
Institutional Class	-	-	-	1,336	-	-
Cost of shares redeemed
Institutional Class	(18,169,311)	(21,375,047)	(17,722,945)	(12,420,277)	(21,797,915)	(8,300,480)
Net Increase / (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	23,709,110	15,073,746	1,698,546	11,141,508	(5,349,628)	14,640,145

Total Increase / (Decrease) in Net Assets	15,095,572	12,002,888	(1,746,964)	9,916,232	(10,229,348)	13,964,415

Net Assets:
Beginning of period	12,002,898	10	9,916,242	10	13,964,425	10
End of period***	$ 27,098,470	$ 12,002,898	$ 8,169,278	$ 9,916,242	$ 3,735,077	$ 13,964,425
*** Includes undistributed net investment
income (loss) at end of period	$ 9,170	$ (363)	$ (12,310)	$ -	$ -	$ (80,698)

Share Activity
Institutional Class:
Shares Sold	6,815,135	3,663,774	2,737,381	2,381,603	2,622,001	2,307,401
Shares Reinvested	-	-	-	-	-	71,488
Shares Redeemed	(3,307,005)	(2,361,893)	(2,476,707)	(1,305,929)	(3,252,026)	(875,218)
Net increase / (decrease) in shares of
beneficial interest outstanding	3,508,130	1,301,881	260,674	1,075,674	(630,025)	1,503,671

Investor Class:
Shares Sold	6,862	-	3,078	-	2	-
Net increase in shares of
beneficial interest outstanding	6,862	-	3,078	-	2	-

*Institutional shares for all Funds commenced operations on July 2, 2007
**Investor shares for all Funds commenced operations on January 2, 2009

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial
	Strategic Conservative Fund		Tactical Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	April 30, 2009 **	April 30, 2008 *	April 30, 2009 **	April 30, 2008 *
Operations:
Net investment income	$ 375,663	$ 421,669	$ 211,733	$ 186,897
Distributions received from underlying
investment companies	38,246	-	18,933	-
Net realized loss from investments	(1,672,758)	(174,080)	(932,231)	(642,628)
Net change in unrealized appreciation /
(depreciation) on investments	104,200	(129,180)	(24,947)	58,420
Net Increase / (Decrease) in Net Assets
Resulting From Operations	(1,154,649)	118,409	(726,512)	(397,311)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(617,143)	(210,108)	(269,997)	(122,442)
Net Realized Gains:
Institutional Class	-	(15,958)	-	-
Total Distributions to Shareholders	(617,143)	(226,066)	(269,997)	(122,442)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	39,499,448	36,571,621	42,572,477	24,503,815
Investor Class	54,037	-	19,960	-
Reinvestment of dividends and distributions
Institutional Class	616,657	225,838	269,599	122,442
Cost of shares redeemed
Institutional Class	(45,393,229)	(11,432,422)	(35,391,247)	(9,301,754)
Net Increase / (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	(5,223,087)	25,365,037	7,470,789	15,324,503

Total Increase / (Decrease) in Net Assets	(6,994,879)	25,257,380	6,474,280	14,804,750

Net Assets:
Beginning of period	25,257,390	10	14,804,760	10
End of period***	$ 18,262,511	$ 25,257,390	$ 21,279,040	$ 14,804,760
*** Includes undistributed net investment
income at end of period	$ -	$ 210,803	$ (411,232)	$ 64,455

Share Activity
Institutional Class:
Shares Sold	4,202,504	3,646,969	4,496,557	2,483,213
Shares Reinvested	65,657	22,789	28,773	12,675
Shares Redeemed	(4,792,345)	(1,143,729)	(3,755,679)	(966,315)
Net increase / (decrease) in shares of
beneficial interest outstanding	(524,184)	2,526,029	769,651	1,529,573

Investor Class:
Shares Sold	5,912	-	2,166	-
Net increase in shares of
beneficial interest outstanding	5,912	-	2,166	-

*Institutional shares for all Funds commenced operations on July 2, 2007
**Investor shares for all Funds commenced operations on January 2, 2009

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended	Period Ended
		April 30, 2009	April 30, 2008 *

Net asset value, beginning of period		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.00	(0.03)
	Net realized and unrealized gain (loss)	(3.59)	(0.75)
	Total from investment operations	(3.59)	(0.78)

Net asset value, end of period		$ 5.63	$ 9.22

Total return (2,3)		-38.94%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 27,060	$ 12,003
	Ratios of gross expenses to
	average net assets: (4)	2.24%	2.10%	(5)
	Ratios of net expenses to
	average net assets: (4)	2.18%	2.00%	(5)
	Ratios of net investment income (loss) to
	average net assets: (4,6)	0.05%	-0.38%	(5)
	Ratios of net investment income (loss) to
	average net assets - pre waiver: (4,6)	-0.01%	-0.48%	(5)
	Portfolio turnover rate	197%	85%	(7)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5)	Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Period Ended
		April 30, 2009 *

Net asset value, beginning of period		$ 6.01
Activity from investment operations:
	Net investment income (loss) (1)	(0.04)
	Net realized and unrealized gain (loss)	(0.35)
	Total from investment operations	(0.39)

Net asset value, end of period		$ 5.62

Total return (2,3)		-6.49%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 39
	Ratios of expenses to
	average net assets: (4,5)	2.47%
	Ratios of net investment income (loss) to
	average net assets: (4,5,6)	-2.04%
	Portfolio turnover rate (7)	197%

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Institutional Class
		Year Ended	Period Ended
		April 30, 2009	April 30, 2008 *

Net asset value, beginning of period		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.02	(0.09)
	Net realized and unrealized gain (loss)	(3.14)	(0.69)
	Total from investment operations	(3.12)	(0.78)

Paid in capital from redemption fees		0.00	0.00	(2)

Net asset value, end of period		$ 6.10	$ 9.22

Total return (3,4)		-33.84%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 8,151	$ 9,916
	Ratios of gross expenses to
	average net assets: (5)	2.55%	2.20%	(6)
	Ratios of net expenses to
	average net assets: (5)	2.46%	2.00%	(6)
	Ratios of net investment income (loss) to
	average net assets: (5,7)	0.21%	-1.07%	(6)
	Ratios of net investment income (loss) to
	average net assets - pre waiver: (5,7)	0.11%	-1.27%	(6)
	Portfolio turnover rate	639%	555%	(8)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Redemption fees resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Annualized
(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Period Ended
		April 30, 2009 *

Net asset value, beginning of period		$ 6.41
Activity from investment operations:
	Net investment income (loss) (1)	(0.03)
	Net realized and unrealized gain (loss)	(0.29)
	Total from investment operations	(0.32)

Net asset value, end of period		$ 6.09

Total return (2,3)		-4.99%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 19
	Ratios of expenses to
	average net assets: (4,5)	2.42%
	Ratios of net investment income (loss) to
	average net assets: (4,5,6)	-1.73%
	Portfolio turnover rate (7)	639%

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Year Ended	Period Ended
	April 30, 2009	April 30, 2008 *

Net asset value, beginning of period	$ 9.29	$ 10.00
Activity from investment operations:
Net investment income (loss) (1)	0.07	0.02
Net realized and unrealized gain (loss)	(5.08)	(0.09)
Total from investment operations	(5.01)	(0.07)
Less distributions from:
Net Investment Income	0.00	(0.11)
Net Realized Gains	0.00	(0.53)
Total distributions	0.00	(0.64)

Paid in capital from redemption fees	0.00	0.00

Net asset value, end of period	$ 4.28	$ 9.29

Total return (2,3)	-53.93%	-1.17%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 3,735	$ 13,964
Ratios of gross expenses to
average net assets: (4)	2.45%	2.27%	(5)
Ratios of net expenses to
average net assets: (4)	2.35%	2.00%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	0.94%	0.27%	(5)
Ratios of net investment income (loss) to
average net assets - pre waiver: (4,6)	0.84%	0.00%	(5)
Portfolio turnover rate	653%	360%	(7)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5) Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7) Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Period Ended
		April 30, 2009 *

Net asset value, beginning of period		$ 5.35
Activity from investment operations:
	Net investment income (loss) (1)	0.01
	Net realized and unrealized gain (loss)	(1.08)
	Total from investment operations	(1.07)

Net asset value, end of period		$ 4.28

Total return (2,3)		-20.00%
Ratios/Supplemental Data:
	Net assets, end of period	$ 8
	Ratios of expenses to
	average net assets: (4,5)	2.35%
	Ratios of net investment income (loss) to
	average net assets: (4,5,6)	0.94%
	Portfolio turnover rate (7)	653%

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Year Ended	Period Ended
	April 30, 2009	April 30, 2008 *

Net asset value, beginning of period	$ 10.00	$ 10.00
Activity from investment operations:
Net investment income (loss) (1)	0.22	0.24
Net realized and unrealized gain (loss)	(0.64)	(0.07)
Total from investment operations	(0.42)	0.17
Less distributions from:
Net Investment Income	(0.48)	(0.16)
Net Realized Gains	0.00	(0.01)
Total distributions	(0.48)	(0.17)

Net asset value, end of period	$ 9.10	$ 10.00

Total return (2,3)	-4.27%	1.72%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 18,209	$ 25,257
Ratios of gross expenses to
average net assets: (4)	2.23%	2.19%	(5)
Ratios of net expenses to
average net assets: (4)	2.20%	2.00%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	2.34%	2.84%	(5)
Ratios of net investment income (loss) to
average net assets - pre waiver: (4,6)	2.31%	2.65%	(5)
Portfolio turnover rate	536%	228%	(7)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5) Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7) Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Period Ended
		April 30, 2009 *

Net asset value, beginning of period		$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	(0.09)
	Net realized and unrealized gain (loss)	(0.08)
	Total from investment operations	(0.17)

Net asset value, end of period		$ 9.09

Total return (2,3)		-1.84%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 54
	Ratios of expenses to
	average net assets: (4,5)	2.41%
	Ratios of net investment income (loss) to
	average net assets: (4,5,6)	-3.12%
	Portfolio turnover rate (7)	536%

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Year Ended	Period Ended
	April 30, 2009	April 30, 2008 *

Net asset value, beginning of period	$ 9.68	$ 10.00
Activity from investment operations:
Net investment income (loss) (1)	0.10	0.17
Net realized and unrealized gain (loss)	(0.39)	(0.39)
Total from investment operations	(0.29)	(0.22)
Less distributions from:
Net Investment Income	(0.14)	(0.10)
Total distributions	(0.14)	(0.10)

Net asset value, end of period	$ 9.25	$ 9.68

Total return (2,3)	-3.03%	-2.16%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 21,259	$ 14,805
Ratios of gross expenses to
average net assets: (4)	2.22%	2.25%	(5)
Ratios of net expenses to
average net assets: (4)	2.21%	2.00%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	1.06%	2.11%	(5)
Ratios of net investment income (loss) to
average net assets - pre waiver: (4,6)	1.05%	1.86%	(5)
Portfolio turnover rate	394%	337%	(7)

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(5) Annualized
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7) Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
		Investor Class
		Period Ended
		April 30, 2009 *

Net asset value, beginning of period		$ 9.26
Activity from investment operations:
	Net investment income (loss) (1)	(0.05)
	Net realized and unrealized gain (loss)	0.03
	Total from investment operations	(0.02)

Net asset value, end of period		$ 9.24

Total return (2,3)		-0.22%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 20
	Ratios of expenses to
	average net assets: (4,5)	2.28%
	Ratios of net investment income (loss) to
	average net assets: (4,5,6)	-1.82%
	Portfolio turnover rate (7)	394%

*Investor shares for all Funds commenced operations on January 2, 2009
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2009

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of five different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (the "Core Equity Fund"), the Pacific Financial Explorer Fund (the "Explorer Fund"), the Pacific Financial International Fund (the "International Fund"), the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund") and the Pacific Financial Tactical Fund (the "Tactical Fund"). The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

The Funds currently offer two classes of shares; the Institutional Class shares and the Investor Class shares.  Both Classes of shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are generally valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “Fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”) or their designees, pursuant to the Fund’s Portfolio Securities Valuation Procedures (the “Procedures”) approved by the Board with reference to other securities or indices.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair valuation may also be used by the Board if extraordinary events that could have an impact on foreign securities holdings occur after the close of the relevant world markets but prior to the NYSE close.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of April 30, 2009, in valuing the Fund’s investments carried at fair value:

Pacific Financial Core Equity Fund

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	26,878,132	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs		-
Total	26,878,132
* Other financial instruments include futures, forwards and swap contracts.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009

Pacific Financial Explorer Fund

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	8,961,103	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs		-
Total	8,961,103
* Other financial instruments include futures, forwards and swap contracts.

Pacific Financial International Fund

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	3,746,418	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs		-
Total	3,746,418
* Other financial instruments include futures, forwards and swap contracts.

Pacific Financial Strategic Conservative Fund

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	11,627,219	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs		-
Total	11,627,219
* Other financial instruments include futures, forwards and swap contracts.

Pacific Financial Tactical Fund

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	21,222,189	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs		-
Total	21,222,189
* Other financial instruments include futures, forwards and swap contracts.
The funds did not hold any Level 3 securities during the period.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS No. 161”). FAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS No. 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS No. 161 will have, if any, on the financial statements and related disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund which is declared and paid quarterly. Distributable net realized capital

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009

gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal income tax – It is the policy of each fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

As of and during the Period ended April 30, 2008, and the year ended April 30, 2009, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Funds did not incur any interest or penalties.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).  Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended April 30, 2009, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund

Purchases

Sales

Core Equity Fund

$57,400,682

$37,198,170

Explorer Fund

  59,059,686

  58,295,895

International Fund

  44,182,073

  50,027,915

Strategic Conservative Fund

  74,371,954

  92,750,124

Tactical Fund

  75,553,273

  68,008,482

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. The Pacific Financial Group, Inc. serves as the Funds’ investment adviser (the “Adviser”). The

Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Adviser.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, until August 31, 2008, to waive the investment advisory fee and reimburse each of the Funds for other expenses to the extent necessary so that the Net Annual Operating Expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses such as litigation) does not exceed 2.00% of each Fund’s average daily net assets for the Institutional Class shares.  The waivers/reimbursements of the Adviser fees for the year ended April 30, 2009, are included in the chart below.

Waiver Reimbursement

Fund

       April 30, 2009

Core Equity Fund

$11,554

Explorer Fund

   8,688

International Fund

   7,153

Strategic Conservative Fund

   5,196

Tactical Fund

   3,044

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributed to the Institutional Class are subsequently less than 2.00% of the average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.00% of the average daily net assets for the Institutional Class. If the Fund’s Operating Expenses attributable to the Institutional Class shares subsequently exceed 2.00% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  As of April 30, 2009, the Adviser may recover the following fees until the indicated dates:

Fund

       April 30, 2011

                  August 30, 2011

Core Equity Fund

$18,615

$11,554

Explorer Fund

  23,633

    8,688

International Fund

  27,295

    7,153

Strategic Conservative Fund

  28,351

    5,196

Tactical Fund

  21,909

    3,044

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009

The Board has adopted, on behalf of the Funds, a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares respectively and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. During the year ended April 30, 2009, pursuant to the plan, the Institutional and Investor Class shares were charged as follows:

Fund

     Institutional Class

         Investor Class

Core Equity Fund

$48,388

        $23

Explorer Fund

  22,466

          11

International Fund

  18,184

            -

Strategic Conservative Fund

  40,310

          32

Tactical Fund

  49,711

            8

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Institutional Class shares.  The Distributor is an affiliate of GFS.

The Funds pay each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration, Fund Accounting and Transfer Agency. The Funds pay GFS an asset-based fee in decreasing amounts as the Funds’ combined assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pay GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee $400,000 or

- 15 basis points or 0.15% per annum on the first $250 million in net assets

- 10 basis points or 0.10% per annum on the next $250 million in net assets

-   8 basis points or 0.08% per annum on the next $500 million in net assets

-   3 basis points or 0.03% per annum on the next $2 billion in net assets

-   1.75 basis points or .0175% per annum on net assets greater than $3 billion

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund pays an asset-based custody fee in decreasing amounts as the Fund’s assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.  GFS’s share of fees collected for the year ended April 30, 2009, is summarized in the table on the following page.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the year ended April 30, 2009, is summarized in the table below.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  GemCom collection for EDGAR and printing services performed, for the year ended April 30, 2009, is summarized in the table below.

Fund

Custody

Compliance

GemCom

Core Equity Fund

   $4,940

    $8,644

     $3,571

Explorer Fund

     6,162

      4,653

       1,840

International Fund

     1,990

      2,183

       1,152

Strategic Conservative Fund

     5,948

      6,241

       2,650

Tactical Fund

     3,519

    10,312

       3,307

5. REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the year ended April 30, 2009, the Funds assessed no redemption fees.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended April 30, 2009, was as follows:

* Information is as of the Fund’s tax year ended December 31, 2008 and for the period January 1, 2009 through April 30, 2009.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009

The tax character of distributions for the period ended April 30, 2008, was as follows:

* Information is as of the Fund’s tax year ended December 31, 2007.

As of April 30, 2009, the components of distributable earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and grantor trusts adjustments.  The difference between book basis and tax basis undistributed ordinary income is attributable to grantor trusts adjustments and the tax deferral of losses on foreign currency after October 31.

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such foreign currency and capital losses as follows:

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009

At April 30, 2009, the Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards expire on April 30 of the years indicated below:

* The capital loss carry forwards will expire on December 31, 2016 and April 30, 2017 respectively.

Permanent book and tax differences attributable to grantor trust adjustments resulted in reclassification for the period ended April 30, 2009 as follows:

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund (the “Funds”), each a series of the Northern Lights Fund Trust, as of April 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods in the period then ended, and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the Funds’ custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund, each a series of the Northern Lights Fund Trust, as of  April 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two periods in the period then ended, and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

June 22, 2009

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION

April 30, 2009 (unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan **(64) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds	40

Anthony J. Hertl (59)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Z-Seven Fund, Inc.; Greenwich Advisor Trust

40
Gary W. Lanzen (55) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Founding Partner, Orizon Group, Inc. (a financial services company). Other Directorships: AdvisorOne Funds	40
Mark Taylor (45) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002. Other Directorships: Lifetime Achievement Fund (Audit Committee Chairman)	40
Interested Trustees and Officers
Michael Miola***(56) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds; Constellation Trust Co.	40

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION (continued)

April 30, 2009 (unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (39)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager (since March 2006), Northern Lights Compliance Services, LLC; Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (46)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Northern Lights Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

N/A

Kevin E. Wolf (39)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (50)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2006-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2004-2006); First Vice President of Product Accounting and Reporting for Mutual of Omaha Companies (1998-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds' distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent),  Northern Lights Fund Distributors, LLC (the Funds’ Distributor) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-451-TPFG.

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES

APRIL 30, 2009 (unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Institutional Class	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period*	Ending Account Value 4/30/09	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.18%	$1,000.00	$883.80	$ 10.37	$1,013.98	$ 11.09
Pacific Financial Explorer Fund	2.46%	$1,000.00	$925.60	$ 10.60	$1,012.60	$ 11.08
Pacific Financial International Fund	2.35%	$1,000.00	$788.20	$ 9.84	$1,013.14	$ 11.08
Pacific Financial Strategic Conservative Fund	2.20%	$1,000.00	$1,012.50	$ 11.08	$1,013.88	$ 11.09
Pacific Financial Tactical Fund	2.22%	$1,000.00	$1,006.00	$ 11.04	$1,013.79	$ 11.08

			Actual		Hypothetical (5% return before expenses)
Investor Class	Fund’s Annualized Expense Ratio	Beginning Account Value 1/2/09	Ending Account Value 4/30/09	Expenses Paid During Period**	Ending Account Value 4/30/09	Expenses Paid During Period**

Pacific Financial Core Equity Fund	2.47%	$1,000.00	$935.10	$ 7.00	$1,008.25	$ 11.05
Pacific Financial Explorer Fund	2.42%	$1,000.00	$950.10	$ 7.06	$1,008.41	$ 11.06
Pacific Financial International Fund	2.35%	$1,000.00	$800.00	$ 6.51	$1,008.64	$ 11.06
Pacific Financial Strategic Conservative Fund	2.41%	$1,000.00	$981.60	$ 7.17	$1,008.44	$ 11.06
Pacific Financial Tactical Fund	2.28%	$1,000.00	$997.80	$ 7.23	$1,008.87	$ 11.06

*Expenses Paid during the Period for the Institutional Class are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

**Expenses Paid during the Period for the Investor Class are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 119 days and divided by 365.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

10900 NE 8th Street, Suite 1523

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2008 - $40,000

2009 - $42,500

(b)

Audit-Related Fees

2008 - $6,000

2009 - $0

(c)

Tax Fees

2008 - $10,000

2009 - $10,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2008 - None

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008

2009

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2008 - $5,000

2009 - $0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/9/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/9/09